As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
March 31, 2012
(Unaudited)

Shares		Value
COMMON STOCKS - 72.08%
	AEROSPACE & DEFENSE - 6.59%
7,689	Goodrich Corporation (g)	$964,508
	AGRICULTURAL PRODUCTS - 3.03%
27,800	Viterra, Inc. (b)(f)	443,429
	APPLICATION SOFTWARE - 1.01%
3,230	Taleo Corporation (a)(e)	148,354
	AUTOMOTIVE RETAIL - 3.13%
30,700	Pep Boys - Manny, Moe & Jack (a)(f)	458,044
	BROADCASTING & CABLE TV - 0.51%
1,400	Astral Media Inc. (b)(e)	68,116
1,100	CC Media Holdings, Inc. (a)(e)	6,050
		74,166
	CABLE & SATELLITE TV - 0.87%
4,300	Comcast Corporation Special Class A (g)	126,893
	COMMODITY CHEMICALS - 0.60%
2,500	Georgia Gulf Corporation (a)(e)	87,200
	COMMUNICATIONS EQUIPMENT - 6.27%
23,372	Motorola Mobility Holdings, Inc. (a)(g)	917,117
	DIVERSIFIED CHEMICALS - 4.38%
9,000	Huntsman Corporation (e)	126,090
18,410	Solutia Inc. (h)	514,375
		640,465
	DIVERSIFIED METALS & MINING - 0.02%
1,276	Pilot Gold Inc. (a)(b)(e)	2,316
	DRUG RETAIL - 1.31%
5,700	Walgreen Company (f)	190,893
	ELECTRIC UTILITIES - 2.45%
3,442	Exelon Corporation (g)	134,961
4,220	Progress Energy Inc. (h)	224,124
		359,085
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.93%
1,900	Thomas & Betts Corporation (a)(e)	136,629
	GOLD - 0.48%
5,100	Minefinders Corporation (a)(b)(h)	70,890
	HEALTH CARE SERVICES - 3.99%
8,313	Medco Health Solutions, Inc. (a)(f)	584,404
	INDUSTRIAL CONGLOMERATES - 0.50%
1,300	Tyco International Ltd. (b)(e)	73,034
	INTEGRATED OIL & GAS - 3.17%
6,100	BP PLC - ADR (f)	274,500
2,500	ConocoPhillips (f)	190,025
		464,525
	INTEGRATED TELECOMMUNICATION SERVICES - 3.96%
6,375	AT&T Inc. (f)	199,091
5,100	CenturyLink, Inc. (f)	197,115
1,950	TELUS Corporation (non-voting) (b)(e)	110,945
1,900	Verizon Communications Inc. (e)	72,637
		579,788
	INTERNET SOFTWARE & SERVICES - 4.01%
85,200	Alibaba.com (a)(b)(e)	144,824
8,000	LoopNet, Inc. (a)(h)	150,240
4,475	Tudou Holdings Ltd. - ADR (a)(e)	132,147
10,500	Yahoo! Inc. (a)(f)	159,810
		587,021
	LIFE & HEALTH INSURANCE - 0.52%
1,700	Delphi Financial Group, Inc. (e)	76,109
	LIFE SCIENCES TOOLS & SERVICES - 1.52%
4,224	Illumina, Inc. (a)(f)	222,225
	MULTI-LINE INSURANCE - 0.68%
4,700	Hartford Financial Services Group, Inc. (f)	99,076
	OIL & GAS EXPLORATION & PRODUCTION - 0.59%
13,030	EXCO Resources Inc. (e)	86,389
	OIL & GAS STORAGE & TRANSPORTATION - 7.76%
32,659	El Paso Corporation (f)	965,073
6,300	Provident Energy Ltd. (b)(e)	76,046
3,100	Williams Companies, Inc. (e)	95,511
		1,136,630
	PACKAGED FOODS & MEATS - 2.12%
3,700	Kraft Foods, Inc. (f)	140,637
7,900	Sara Lee Corp. (f)	170,087
		310,724
	PHARMACEUTICALS - 2.76%
1,200	Abbott Laboratories (f)	73,548
4,500	Eli Lilly & Company (h)	181,215
6,600	Pfizer Inc. (f)	149,556
		404,319
	SEMICONDUCTOR EQUIPMENT - 2.55%
7,467	Novellus Systems, Inc. (a)(h)	372,678
	SPECIALIZED FINANCE - 1.84%
3,758	NYSE Euronext (e)	112,778
3,496	TMX Group, Inc. (b)(h)	157,021
		269,799
	SPECIALTY CHEMICALS - 1.02%
13,300	Neo Material Technologies, Inc. (a)(b)(h)	149,608
	TRADING COMPANIES & DISTRIBUTORS - 1.15%
7,438	RSC Holdings, Inc. (a)(h)	168,024
	TRUCKING - 2.36%
4,270	Dollar Thrifty Automotive Group, Inc. (a)(f)	345,486
	TOTAL COMMON STOCKS
	(Cost $10,305,303)	10,549,828

WARRANTS - 0.00%
668	Kinross Gold Corporation (a)(b)(e)	429
	TOTAL WARRANTS
	(Cost $2,560)	429

Principal Amount
CONVERTIBLE BONDS - 1.00%
	Patriot Coal Corp. (e)
152,000	3.250%, 5/31/2013	145,730
	TOTAL CONVERTIBLE BONDS
	(Cost $147,035)	145,730

CORPORATE BONDS - 1.65%
	Level 3 Financing, Inc. (e)
92,000	8.750%, 2/15/2017	96,600
	PHH Corp. (e)
143,000	7.125%, 3/1/2013	145,681
	TOTAL CORPORATE BONDS
	(Cost $241,663)	242,281

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 0.85%
	AT&T Inc.
57	Expiration: April 2012, Exercise Price: $25.00	57
	BP PLC - ADR
15	Expiration: April 2012, Exercise Price: $41.00	210
21	Expiration: July 2012, Exercise Price: $39.00	1,407
15	Expiration: July 2012, Exercise Price: $40.00	1,260
	CenturyLink, Inc.
54	Expiration: April 2012, Exercise Price: $29.00	135
3	Expiration: July 2012, Exercise Price: $32.00	83
23	Expiration: July 2012, Exercise Price: $33.00	747
	ConocoPhillips
25	Expiration: May 2012, Exercise Price: $60.00	200
	Eli Lilly & Company
45	Expiration: April 2012, Exercise Price: $34.00	67
	Hartford Financial Services Group, Inc.
47	Expiration: June 2012, Exercise Price: $14.00	470
	Huntsman Corporation
18	Expiration: May 2012, Exercise Price: $8.00	45
23	Expiration: August 2012, Exercise Price: $11.00	920
	Kinder Morgan, Inc.
75	Expiration: June 2012, Exercise Price: $40.00 (e)	48,750
16	Expiration: June 2012, Exercise Price: $45.00 (f)	18,080
	Kraft Foods, Inc.
11	Expiration: April 2012, Exercise Price: $34.00	28
13	Expiration: June 2012, Exercise Price: $32.00	150
	Materials Select Sector SPDR Trust
6	Expiration: June 2012, Exercise Price: $38.00	1,239
	Molycorp, Inc.
15	Expiration: September 2012, Exercise Price: $40.00 (e)	18,112
	Pfizer Inc.
66	Expiration: April 2012, Exercise Price: $17.00	66
	Sara Lee Corp.
47	Expiration: April 2012, Exercise Price: $15.00	117
32	Expiration: April 2012, Exercise Price: $18.00	80
	SPDR S&P 500 ETF Trust
17	Expiration: April 2012, Exercise Price: $136.00	918
11	Expiration: May 2012, Exercise Price: $138.00	2,134
	Tyco International Ltd.
13	Expiration: April 2012, Exercise Price: $42.00	91
	Walgreen Company
57	Expiration: April 2012, Exercise Price: $29.00	171
	Williams Companies, Inc.
31	Expiration: May 2012, Exercise Price: $20.00	93
	Yahoo! Inc. (f)
61	Expiration: April 2012, Exercise Price: $12.00	122
	Youku Inc. - ADR
14	Expiration: September 2012, Exercise Price: $40.00 (e)	28,490
	TOTAL PURCHASED PUT OPTIONS
	(Cost $178,219)	124,242

Principal Amount
ESCROW NOTES - 0.11%
	Washington Mutual, Inc., Liquidating Trust
410,000	5.250%, 9/15/2017 (d)(e)	15,744
	TOTAL ESCROW NOTES
	(Cost $0)	15,744

Shares
SHORT-TERM INVESTMENTS - 22.63%
711,974	BlackRock Liquidity Funds TempFund Portfolio 0.14% (c)(h)	711,974
867,000	Fidelity Institutional Government Portfolio 0.01% (c)(g)	867,000
867,000	Goldman Sachs Financial Square Money Market Fund 0.19% (c)(g)	867,000
867,000	The Liquid Asset Portfolio 0.16% (c)(h)	867,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,312,974)	3,312,974
	TOTAL INVESTMENTS
	(Cost $14,187,754) - 98.32%	$14,391,228

ADR -	American Depository Receipt
ETF -	Exchange Traded Fund
PLC -	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2012.
(d)	Security fair valued in good faith.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.

The Global Industry Classifications Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(i)	The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$14,207,731
Gross unrealized appreciation	540,550
Gross unrealized depreciation	(357,053)
Net unrealized appreciation	$183,497

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

(j)	Investment Valuation - Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official

Closing Price (“NOCP”). Investments in registered investment companies that are money market funds are valued at the end of day net asset value. Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price. These securities are valued using quoted prices in active markets and are classified as Level 1 investments. Securities not listed on an exchange and securities for which there are no transactions are valued at the average of the closing bid and asked prices. These securities, which include corporate bonds, are classified as Level 2 investments. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used. Options purchased in an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Securities for which there are no such valuations are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees. The
Adviser reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser. When fair-
value pricing is employed, the prices of securities used by the Fund to calculate its net asset value (NAV) may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized if the securities were sold.  At March 31, 2012, securities fair valued in good faith represented 3.79% of net assets at the absolute value of long investments and securities sold short and at the absolute value of unrealized gains or losses on forward currency exchange and swap contracts.  Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates fair value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2012. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2012.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks *	$10,549,828	$-	$-	$10,549,828
Warrants	429	-	-	429
Convertible Bonds	-	145,730	-	145,730
Corporate Bonds	-	242,281	-	242,281
Purchased Put Options	124,242	-	-	124,242
Escrow Notes	-	-	15,744	15,744
Short-Term Investments	3,312,974	-	-	3,312,974
Swap Contracts **	-	7	-	7
Forward Currency Exchange Contracts **	-	9,005	-	9,005

Common Stocks Sold Short	$1,485,417	$507,969	$-	$1,993,386
Exchange Traded Funds Sold Short	28,144	-	-	28,144
Warrants Sold Short	31,642	-	-	31,642
Options Written	340,959	26,890	-	367,849
Swap Contracts **	-	106,808	-	106,808
Forward Currency Exchange Contracts **	-	49,621	-	49,621

*Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. For further information regarding security characteristics, see the Schedule of Investments.

The Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	15,744
Transfers in and/or out of Level 3	-
Balance as of March 31, 2011	$15,744

Significant unobservable valuation inputs developed by the Board of Directors for material Level 3 investments as of March 31, 2012, are as follows:

Description	Fair Value at 3/31/2012	Valuation Technique	Unobservable Input	Range
Escrow Note	15,744	Broker Quote	No trading activity	$3.75 - 3.95

The Level 3 securities were received through a bond settlement and are currently being priced at the mean of a bid/ask spread provided by broker's analysis of the market.
The Fund's Adviser will continue to analyze the valuation accordingly.

(k)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2012

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities intended to improve financial reporting of derivative instruments. Fair Values of derivative instruments as of March 31, 2012 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Schedule of Investments	$124,242	N/A	$-
Written Options	N/A	-	Schedule of Options Written	367,849
Swap Contracts	Schedule of Swap Contracts	7	Schedule of Swap Contracts	106,808
Foreign Exchange Contracts:
Forward Foreign Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	9,005	Schedule of Forward Currency Exchange Contracts	49,621
Total		$133,254		$524,278

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2012
(Unaudited)

Shares		Value
COMMON STOCKS
4,300	Comcast Corporation - Class A	$129,043
292	CoStar Group Inc.	20,163
7,313	Duke Energy Corporation	153,646
1,787	Eastman Chemical Company	92,370
5,334	Express Scripts, Inc.	288,996
2,348	Hertz Global Holdings, Inc.	35,314
7,700	Johnson & Johnson (b)	507,969
4,518	Kinder Morgan, Inc.	174,621
2,788	Lam Research Corporation	124,401
2,805	Pan American Silver Corporation (a)	61,878
2,678	Pembina Pipeline Corporation (a)	75,659
1,950	TELUS Corporation (a)	113,154
2,068	United Rentals, Inc.	88,696
5,797	Youku Inc. - ADR	127,476
		1,993,386

EXCHANGE TRADED FUNDS
200	SPDR S&P 500 ETF Trust	28,144

WARRANTS
13,075	Kinder Morgan, Inc.	31,642
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,947,378)	$2,053,172

ADR -	American Depository Receipt
ETF -	Exchange Traded Fund
(a)	Foreign security.
(b)	Security fair valued in good faith.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
March 31, 2012
(Unaudited)

Contracts (100 Shares per contract)
CALL OPTIONS WRITTEN
	Abbott Laboratories
12	Expiration May 2012, Exercise Price $52.50	$10,548
	ASX Ltd.
10	Expiration May 2012, Exercise Price AUD 30.00	3,506
12	Expiration May 2012, Exercise Price AUD 31.00	2,948
	AT&T Inc.
42	Expiration April 2012, Exercise Price $30.00	5,166
3	Expiration May 2012, Exercise Price $29.00	669
4	Expiration May 2012, Exercise Price $30.00	496
15	Expiration May 2012, Exercise Price $31.00	750
	BP PLC - ADR
15	Expiration April 2012, Exercise Price $46.00	735
31	Expiration July 2012, Exercise Price $45.00	6,727
15	Expiration July 2012, Exercise Price $46.00	2,550
	British Sky Broadcasting Group PLC
160	Expiration April 2012, Exercise Price GBP 7.00	896
20	Expiration May 2012, Exercise Price GBP 7.00	320
	CenturyLink, Inc.
5	Expiration July 2012, Exercise Price $38.00	763
45	Expiration July 2012, Exercise Price $39.00	4,500
	ConocoPhillips
25	Expiration May 2012, Exercise Price $70.00	16,000
	Dollar Thrifty Automotive Group, Inc.
9	Expiration April 2012, Exercise Price $67.50	12,375
2	Expiration April 2012, Exercise Price $75.00	1,290
1	Expiration July 2012, Exercise Price $85.00	310
	Duke Energy Corporation
36	Expiration July 2012, Exercise Price $21.00	1,800
	El Paso Corporation
5	Expiration April 2012, Exercise Price $24.00	2,775
	Eli Lilly & Company
45	Expiration April 2012, Exercise Price $38.00	10,373
	EXCO Resources Inc.
85	Expiration April 2012, Exercise Price $7.00	1,700
8	Expiration April 2012, Exercise Price $8.00	40
	Exelon Corporation
8	Expiration April 2012, Exercise Price $40.00	80
10	Expiration May 2012, Exercise Price $39.00	725
1	Expiration July 2012, Exercise Price $40.00	55
	Georgia Gulf Corporation
25	Expiration April 2012, Exercise Price $27.50	18,500
	Hartford Financial Services Group, Inc.
47	Expiration June 2012, Exercise Price $18.00	16,568
	Huntsman Corporation
13	Expiration May 2012, Exercise Price $12.00	2,860
13	Expiration May 2012, Exercise Price $14.00	1,105
46	Expiration August 2012, Exercise Price $13.00	8,855
	Illumina, Inc.
26	Expiration April 2012, Exercise Price $50.00	9,100
14	Expiration April 2012, Exercise Price $52.50	2,520
	Kinder Morgan, Inc.
66	Expiration June 2012, Exercise Price $40.00	4,290
16	Expiration June 2012, Exercise Price $45.00	240
	Kraft Foods, Inc.
11	Expiration April 2012, Exercise Price $38.00	418
26	Expiration June 2012, Exercise Price $38.00	2,431
	Lam Research Corporation
44	Expiration June 2012, Exercise Price $31.00	60,500
12	Expiration June 2012, Exercise Price $32.00	15,300
	Medco Health Solutions, Inc.
12	Expiration April 2012, Exercise Price $57.50	15,960
5	Expiration April 2012, Exercise Price $65.00	3,350
	Molycorp, Inc.
15	Expiration September 2012, Exercise Price $40.00	2,190
	NYSE Euronext
16	Expiration June 2012, Exercise Price $27.00	5,600
17	Expiration June 2012, Exercise Price $28.00	4,641
	Pep Boys - Manny, Moe & Jack
307	Expiration July 2012, Exercise Price $15.00	1,535
	Pfizer Inc.
66	Expiration April 2012, Exercise Price $21.00	10,989
	Sara Lee Corp.
47	Expiration April 2012, Exercise Price $19.00	11,985
32	Expiration April 2012, Exercise Price $20.00	5,120
	SPDR S&P 500 ETF Trust
5	Expiration May 2012, Exercise Price $143.00	895
	Thomas & Betts Corporation
13	Expiration June 2012, Exercise Price $72.50	260
8	Expiration June 2012, Exercise Price $75.00	100
	TNT Express NV
4	Expiration April 2012, Exercise Price EUR 9.20	80
58	Expiration April 2012, Exercise Price EUR 9.20	1,160
38	Expiration April 2012, Exercise Price EUR 8.80	2,483
35	Expiration May 2012, Exercise Price EUR 9.20	980
70	Expiration June 2012, Exercise Price EUR 9.60	654
	Tyco International Ltd.
13	Expiration April 2012, Exercise Price $47.00	11,934
	Verizon Communications Inc.
19	Expiration May 2012, Exercise Price $36.00	4,237
	Viterra, Inc.
25	Expiration April 2012, Exercise Price CAD 15.00	2,381
3	Expiration April 2012, Exercise Price CAD 16.00	30
	Walgreen Company
57	Expiration April 2012, Exercise Price $32.00	9,775
	Williams Companies, Inc.
31	Expiration May 2012, Exercise Price $26.00	15,577
	Xstrata PLC
80	Expiration April 2012, Exercise Price GBP 11.00	2,559
30	Expiration April 2012, Exercise Price GBP 11.50	384
90	Expiration April 2012, Exercise Price GBP 10.05	6,334
40	Expiration May 2012, Exercise Price GBP 11.00	2,175
	Yahoo! Inc.
92	Expiration April 2012, Exercise Price $14.00	11,960
13	Expiration April 2012, Exercise Price $15.00	702
	Youku Inc. - ADR
14	Expiration September 2012, Exercise Price $40.00	315
		367,129
PUT OPTIONS WRITTEN
	Barnes & Noble, Inc.
47	Expiration April 2012, Exercise Price $10.00	118
	SPDR S&P 500 ETF Trust
7	Expiration May 2012, Exercise Price $132.00	602
		720
	TOTAL OPTIONS WRITTEN
	(Premiums received $327,978)	$367,849

ADR -	American Depository Receipt
AUD -	Australian Dollar
CAD -	Canadian Dollar
ETF -	Exchange Traded Fund
EUR -	Euro
GBP -	British Pound
PLC -	Public Limited Company

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
March 31, 2012
(Unaudited)

							Unrealized
Settlement Date	Currency to be Delivered		U.S. $ Value at March 31, 2012	Currency to be Received		U.S. $ Value at March 31, 2012	Appreciation (Depreciation)
4/4/2012	45,191	Australian Dollars	$46,784	45,828	U.S. Dollars	$45,828	$(956)
4/17/2012	20,235	Australian Dollars	20,918	21,631	U.S. Dollars	21,631	713
4/17/2012	2,870	U.S. Dollars	2,870	2,736	Australian Dollars	2,828	(42)
4/26/2012	276,379	Australian Dollars	285,414	288,535	U.S. Dollars	288,535	3,121
4/26/2012	88,931	Australian Dollars	91,828	87,754	U.S. Dollars	87,754	(4,074)
5/17/2012	81,380	Australian Dollars	83,835	85,431	U.S. Dollars	85,431	1,596
4/18/2012	58,763	British Pounds	93,980	92,722	U.S. Dollars	92,722	(1,258)
4/27/2012	266,500	British Pounds	426,194	417,240	U.S. Dollars	417,240	(8,954)
4/27/2012	8,653	U.S. Dollars	8,653	5,500	British Pounds	8,796	143
5/30/2012	209,671	British Pounds	335,222	331,752	U.S. Dollars	331,752	(3,470)
6/20/2012	47,500	British Pounds	75,934	75,281	U.S. Dollars	75,281	(653)
9/12/2012	11,205	British Pounds	17,937	17,888	U.S. Dollars	17,888	(49)
4/12/2012	9,384	Canadian Dollars	9,404	9,358	U.S. Dollars	9,358	(46)
5/2/2012	487,890	Canadian Dollars	488,815	491,964	U.S. Dollars	491,964	3,149
5/16/2012	3,828	Canadian Dollars	3,834	3,822	U.S. Dollars	3,822	(12)
5/17/2012	161,499	Canadian Dollars	161,749	161,430	U.S. Dollars	161,430	(319)
9/20/2012	107,065	Canadian Dollars	106,921	107,022	U.S. Dollars	107,022	101
12/19/2012	70,000	Canadian Dollars	69,744	69,697	U.S. Dollars	69,697	(47)
5/4/2012	205,290	Euros	273,839	270,526	U.S. Dollars	270,526	(3,313)
5/4/2012	15,333	U.S. Dollars	15,333	11,580	Euros	15,447	114
6/27/2012	1,150,200	Hong Kong Dollar	148,173	148,241	U.S. Dollars	148,241	68
4/26/2012	770,000	Swiss Francs (a)	852,914	826,486	U.S. Dollars	826,486	(26,428)
			$3,620,295			$3,579,679	$(40,616)

* JPMorgan Chase & Co., Inc. is the counter-party for all open forward currency exchange contracts held by the Fund as of March 31, 2012.
(a) Security valued in good faith.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
March 31, 2012
(Unaudited)
				Unrealized
Termination				Appreciation
Date	Security	Shares	Notional	(Depreciation)*	Counterparty
LONG SWAP CONTRACTS
06/30/12	ASX Ltd.	2,141	$72,538	$8,128	JPMorgan Chase & Co. Inc.
05/30/12	Austar United Communications Limited	181,828	268,007	(6,885)	JPMorgan Chase & Co. Inc.
06/30/12	British Sky Broadcasting Group PLC	10,500	111,674	(28,097)	Merrill Lynch & Co. Inc.
06/30/12	British Sky Broadcasting Group PLC	19,453	206,894	(39,181)	JPMorgan Chase & Co. Inc.
06/15/12	Cove Energy PLC	19,000	63,925	(2,832)	JPMorgan Chase & Co. Inc.
12/31/12	Charter Hall Office REIT	5,700	18,164	(3,516)	JPMorgan Chase & Co. Inc.
04/15/12	Extract Resources Limited (a)	7,881	70,352	3,303	JPMorgan Chase & Co. Inc.
04/15/12	Extract Resources Limited (a)	2,400	21,424	817	Merrill Lynch & Co. Inc.
12/31/12	Hillgrove Resources Limited	113,277	29,395	2,714	JPMorgan Chase & Co. Inc.
07/15/12	International Power PLC	2,700	17,501	(14)	JPMorgan Chase & Co. Inc.
06/30/12	Smith & Nephew PLC	8,205	82,555	(6,109)	Merrill Lynch & Co. Inc.
06/20/12	Synthes, Inc.	7,700	1,321,623	25,180	JPMorgan Chase & Co. Inc.
06/30/12	TELUS Corporation (non-voting)	6,450	369,884	(1,273)	Merrill Lynch & Co. Inc.
06/30/12	TELUS Corporation (non-voting)	800	45,877	(287)	Goldman Sachs Group, Inc.
07/30/12	TNT Express NV	11,700	143,895	1,202	JPMorgan Chase & Co. Inc.
07/30/12	TNT Express NV	9,300	114,378	466	Merrill Lynch & Co. Inc.
09/30/12	Viterra, Inc.	2,500	39,955	(638)	Merrill Lynch & Co. Inc.
09/15/12	Xstrata PLC	24,000	406,991	(48,920)	JPMorgan Chase & Co. Inc.
				(104,070)

SHORT SWAP CONTRACTS
08/30/12	Eastman Chemical Company	(422)	(21,615)	(642)	Merrill Lynch & Co. Inc.
06/30/12	TELUS Corporation	(6,450)	(377,261)	(2,383)	Merrill Lynch & Co. Inc.
06/30/12	TELUS Corporation	(800)	(46,792)	294	Goldman Sachs Group, Inc.
				(2,731)
				$(106,801)

*	Unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security valued in good faith.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title) /s/ Michael T. Shannon
                                                 Michael T. Shannon, Co-President

Date       5/23/12

By (Signature and Title) /s/ Roy Behren
                                                 Roy Behren, Co-President and Treasurer

Date       5/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date       5/23/12

By (Signature and Title)* /s/ Roy Behren
                                                   Roy Behren, Co-President and Treasurer

Date       5/23/12

* Print the name and title of each signing officer under his or her signature.